DoubleLine Shiller Enhanced International CAPE ®

Schedule of Investments

June 30, 2020 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 2.5%
189,875	Global SC Finance SRL, Series 2014-1A-A1	3.19%	^	07/17/2029	189,389
500,000	Navient Private Education Loan Trust, Series 2018-A-B	3.68%	^	02/18/2042	509,304
250,000	SBA Tower Trust	3.17%	^	04/11/2022	252,747
18,712	SoFi Consumer Loan Program Trust, Series 2017-2-A	3.28%	^	02/25/2026	18,766
203,357	TAL Advantage LLC, Series 2017-1A-A	4.50%	^	04/20/2042	205,874

Total Asset Backed Obligations (Cost $1,159,845)					1,176,080

Collateralized Loan Obligations - 14.1%
500,000	AMMC Ltd., Series 2014-15A-ARR (3 Month LIBOR USD + 1.26%, 1.26% Floor)	2.48%	^	01/15/2032	485,233
500,000	Anchorage Capital Ltd., Series 2015-6A-AR (3 Month LIBOR USD + 1.27%)	2.49%	^	07/15/2030	491,866
250,000	Benefit Street Partners Ltd., Series 2013-IIIA-A1R (3 Month LIBOR USD + 1.25%)	2.39%	^	07/20/2029	246,500
500,000	Crown Point Ltd., Series 2020-9A-A (3 Month LIBOR USD + 2.05%, 2.05% Floor)	0.01%	^	07/14/2032	499,989
500,000	Crown Point Ltd., Series 2020-9A-B (3 Month LIBOR USD + 2.69%, 2.69% Floor)	0.01%	^	07/14/2032	497,494
500,000	CVP Ltd., Series 2017-1A-A (3 Month LIBOR USD + 1.34%)	2.48%	^	07/20/2030	494,682
500,000	Elmwood Ltd., Series 2020-1A-A (3 Month LIBOR USD + 1.24%, 1.24% Floor)	2.42%	^	04/15/2033	487,443
500,000	Highbridge Loan Management Ltd., Series 3A-2014-CR (3 Month LIBOR USD + 3.60%)	4.74%	^	07/18/2029	453,750
500,000	Steele Creek Ltd., Series 2015-1A-AR (3 Month LIBOR USD + 1.26%)	1.63%	^	05/21/2029	492,918
500,000	Venture Ltd., Series 2017-29A-A (3 Month LIBOR USD + 1.28%)	1.67%	^	09/07/2030	487,790
1,000,000	Whitehorse Ltd., Series 2018-12A-A (3 Month LIBOR USD + 1.25%, 1.25% Floor)	2.47%	^	10/15/2031	957,500
1,000,000	Wind River Ltd., Series 2014-2A-AR (3 Month LIBOR USD + 1.14%, 1.14% Floor)	2.36%	^	01/15/2031	967,035

Total Collateralized Loan Obligations (Cost $6,731,399)					6,562,200

Foreign Corporate Bonds - 7.2%
200,000	Alibaba Group Holding Ltd.	2.80%		06/06/2023	210,306
70,000	AstraZeneca PLC	3.50%		08/17/2023	75,780
40,000	Avolon Holdings Funding Ltd.	3.63%	^	05/01/2022	37,723
200,000	Baidu, Inc.	3.50%		11/28/2022	208,461
100,000	Banco de Credito del Peru	6.13%		04/24/2027	106,500
150,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	151,314
100,000	Banco do Brasil S.A. (10 Year CMT Rate + 7.78%)	8.50%	†	10/20/2020	101,179
200,000	CNAC HK Finbridge Company Ltd.,	3.50%		07/19/2022	205,245
156,500	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	163,787
200,000	HPHT Finance Ltd.	2.88%		11/05/2024	206,579
200,000	Korea East-West Power Company Ltd.	1.75%	^	05/06/2025	206,379
70,000	Macquarie Bank Ltd.	2.10%	^	10/17/2022	71,955
200,000	Malayan Banking BHD (5 Year Swap Rate USD + 2.54%)	3.91%		10/29/2026	203,035
200,000	MEGlobal Canada ULC	5.00%	^	05/18/2025	216,086
15,000	Nutrien Ltd.	1.90%		05/13/2023	15,490
200,000	ONGC Videsh Ltd.	2.88%		01/27/2022	200,527
200,000	POSCO	2.38%		11/12/2022	204,052
250,000	Reliance Holdings, Inc.	4.13%		01/28/2025	271,346
200,000	Sinopec Group Overseas Development Ltd.	2.15%	^	05/13/2025	205,527
70,000	Sumitomo Mitsui Financial Group, Inc.	2.06%		07/14/2021	71,207
200,000	Tecnoglass, Inc.	8.20%		01/31/2022	195,103
25,000	Toronto-Dominion Bank (Secured Overnight Financing Rate + 0.48%)	0.54%		01/27/2023	24,849

Total Foreign Corporate Bonds (Cost $3,294,796)					3,352,430

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 1.1%
100,000	Peruvian Government International Bond	2.39%		01/23/2026	104,050
200,000	Qatar Government International Bond	2.38%		06/02/2021	202,825
200,000	Saudi Government International Bond	2.88%		03/04/2023	209,003

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $502,929)					515,878

Non-Agency Commercial Mortgage Backed Obligations - 12.6%
231,000	AREIT Trust, Series 2019-CRE3-D (1 Month LIBOR USD + 2.65%, 2.65% Floor)	2.85%	^	09/14/2036	203,339
251,000	Atrium Hotel Portfolio Trust, Series 2017-ATRM-E (1 Month LIBOR USD + 3.05%, 3.05% Floor)	3.23%	^	12/15/2036	188,513
115,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-E (1 Month LIBOR USD + 3.40%, 3.40% Floor)	3.58%	^	06/15/2035	87,971
177,000	Bancorp Commercial Mortgage Trust, Series 2018-CRE4-D (1 Month LIBOR USD + 2.10%, 0.25% Floor)	2.28%	^	09/15/2035	159,619
3,844,000	BB-UBS Trust, Series 2012-SHOW-XB	0.28%	#^I/O	11/05/2036	29,987
186,000	BX Commercial Mortgage Trust, Series 2019-IMC-F (1 Month LIBOR USD + 2.90%, 2.90% Floor)	3.08%	^	04/15/2034	156,604
587,827	BX Trust, Series 2017-SLCT-D (1 Month LIBOR USD + 2.05%, 2.05% Floor)	2.23%	^	07/15/2034	561,327
3,545,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN-X	1.85%	#^I/O	02/15/2033	132,990
2,891,475	Citigroup Commercial Mortgage Trust, Series 2014-GC19-XA	1.32%	#I/O	03/10/2047	99,627
268,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-E (1 Month LIBOR USD + 2.80%, 2.90% Floor)	2.98%	^	12/15/2036	217,898
255,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-F (1 Month LIBOR USD + 3.65%, 3.75% Floor)	3.83%	^	12/15/2036	207,263
111,000	COMM Mortgage Trust, Series 2013-LC13-B	5.01%	#^	08/10/2046	105,559
100,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR25-C	4.69%	#	08/10/2048	93,718
186,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-C	4.45%	#	02/10/2048	171,453
100,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4-F (1 Month LIBOR USD + 2.65%, 2.65% Floor)	2.83%	^	05/15/2036	94,992
394,000	Credit Suisse Mortgage Trust, Series 2017-LSTK-D	3.44%	#^	04/05/2033	374,760
92,814	DBGS Mortgage Trust, Series 2018-BIOD-F (1 Month LIBOR USD + 2.00%, 2.00% Floor)	2.18%	^	05/15/2035	86,289
111,000	Great Wolf Trust, Series 2019-WOLF-A (1 Month LIBOR USD + 1.03%, 1.03% Floor)	1.22%	^	12/15/2036	106,972
100,000	GS Mortgage Securities Corporation Trust, Series 2012-ALOH-A	3.55%	^	04/10/2034	101,325
186,000	GS Mortgage Securities Corporation Trust, Series 2020-UPTN-F	3.25%	#^	02/10/2037	165,819
312,000	GS Mortgage Securities Trust, Series 2014-GC26-D	4.66%	#^	11/10/2047	198,549
6,074,413	GS Mortgage Securities Trust, Series 2016-GS4-XA	0.68%	#I/O	11/10/2049	142,436
190,146	HPLY Trust, Series 2019-HIT-D (1 Month LIBOR USD + 2.00%, 2.00% Floor)	2.18%	^	11/15/2036	171,094
190,000	Hunt Ltd., Series 2018-FL2-C (1 Month LIBOR USD + 2.35%, 2.35% Floor)	2.53%	^	08/15/2028	183,065
300,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON-E	3.88%	#^	01/05/2031	288,346
104,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFX	5.54%	^	07/05/2033	99,469
300,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-FFX	5.54%	^	07/05/2033	280,649
100,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C28-B	3.99%		10/15/2048	94,501
186,000	MFT Trust, Series 2020-ABC-D	3.48%	#^	02/10/2042	167,356
88,000	Morgan Stanley Capital Trust, Series 2017-ASHF-D (1 Month LIBOR USD + 2.20%, 2.20% Floor)	2.38%	^	11/15/2034	66,739
188,000	Morgan Stanley Capital Trust, Series 2017-ASHF-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.33%	^	11/15/2034	141,589
142,000	Morgan Stanley Capital Trust, Series 2017-ASHF-F (1 Month LIBOR USD + 4.35%, 4.35% Floor)	4.53%	^	11/15/2034	92,875
15,277,000	Morgan Stanley Capital Trust, Series 2017-ASHF-XCP	0.00%	#^I/O	05/15/2019	15
111,000	Morgan Stanley Capital Trust, Series 2017-CLS-F (1 Month LIBOR USD + 2.60%, 2.60% Floor)	2.78%	^	11/15/2034	107,877
8,314,148	SLIDE, Series 2018-FUN-XCP	0.98%	#^I/O	12/15/2020	37,246
6,577,861	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2-XA	0.81%	#I/O	07/15/2058	182,803
5,406,876	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-XA	1.12%	#I/O	12/15/2048	188,880
1,113,252	Wells Fargo Commercial Mortgage Trust, Series 2020-C55-XA	1.44%	#I/O	02/15/2053	102,652

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $6,783,338)					5,892,166

Non-Agency Residential Collateralized Mortgage Obligations - 12.2%
506,389	Alternative Loan Trust, Series 2005-64CB-1A10	5.75%		12/25/2035	497,253
402,914	Bayview Opportunity Master Fund Trust, Series 2019-SBR2-A1	3.43%	^§	06/28/2034	408,763
232,252	Citigroup Mortgage Loan Trust, Series 2006-AR2-1A2	3.94%	#	03/25/2036	217,146
385,199	CSMC Trust, Series 2018-RPL7-A1	4.00%	^	08/26/2058	392,173
681,363	CSMC Trust, Series 2019-RPL9-A1	3.09%	#^	10/27/2059	707,014
78,087	Deephaven Residential Mortgage Trust, Series 2017-1A-A1	2.73%	#^	12/26/2046	78,052
78,087	Deephaven Residential Mortgage Trust, Series 2017-1A-A2	2.93%	#^	12/26/2046	78,117
408,635	Legacy Mortgage Asset Trust, Series 2019-GS5-A1	3.20%	^§	05/25/2059	407,712
388,210	PRPM LLC, Series 2019-3A-A1	3.35%	^§	07/25/2024	392,190
667,028	Velocity Commercial Capital Loan Trust, Series 2018-2-A	4.05%	#^	10/26/2048	682,762
633,516	Vericrest Opportunity Loan Trust, Series 2020-NPL2-A1A	2.98%	^§	02/25/2050	629,191
148,554	Verus Securitization Trust, Series 2017-1A-A2	3.16%	#^	01/25/2047	148,748
458,714	VOLT LLC, Series 2020-NPL1-A1A	3.23%	^§	01/25/2050	456,445
572,052	VOLT LLC, Series 2020-NPL4-A1	2.98%	^§	03/25/2050	566,931

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $5,625,149)					5,662,497

US Corporate Bonds - 6.6%
50,000	AbbVie, Inc.	2.30%	^	11/21/2022	51,708
105,000	Analog Devices, Inc.	2.95%		01/12/2021	106,362
60,000	Anthem, Inc.	2.50%		11/21/2020	60,480
35,000	BB&T Corporation	2.20%		03/16/2023	36,350
105,000	Bristol-Myers Squibb Company	2.60%	^	05/16/2022	109,200
10,000	Capital One Financial Corporation	2.40%		10/30/2020	10,044
60,000	Capital One Financial Corporation	3.20%		01/30/2023	63,236
70,000	Cardinal Health, Inc.	2.62%		06/15/2022	72,274
70,000	Carrier Global Corporation	1.92%	^	02/15/2023	71,462
70,000	Cigna Corporation	3.40%		09/17/2021	72,384
75,000	Cintas Corporation	2.90%		04/01/2022	77,989
110,000	Citigroup, Inc. (3 Month LIBOR USD + 1.02%)	1.37%		06/01/2024	109,762
20,000	Crown Castle International Corporation	1.35%		07/15/2025	20,094
70,000	CVS Health Corporation	3.70%		03/09/2023	75,243
185,000	Daimler Finance North America LLC	2.30%	^	02/12/2021	186,298
45,000	Delta Air Lines, Inc.	3.40%		04/19/2021	43,770
55,000	DTE Energy Company	2.25%		11/01/2022	56,826
40,000	DTE Energy Company	2.53%		10/01/2024	41,906
65,000	eBay, Inc.	2.75%		01/30/2023	67,986
55,000	Exxon Mobil Corporation	1.57%		04/15/2023	56,438
70,000	Hyundai Capital America	2.85%	^	11/01/2022	71,485
70,000	JPMorgan Chase & Company (3 Month LIBOR USD + 0.70%)	3.21%		04/01/2023	72,902
70,000	Marsh & McLennan Companies, Inc. (3 Month LIBOR USD + 1.20%)	1.51%		12/29/2021	70,036
55,000	McDonald’s Corporation	2.63%		01/15/2022	56,862
70,000	Microchip Technology, Inc.	3.92%		06/01/2021	71,380
20,000	Micron Technology, Inc.	2.50%		04/24/2023	20,786
35,000	Mondelez International, Inc.	0.63%		07/01/2022	34,995
115,000	Morgan Stanley (3 Month LIBOR USD + 0.93%)	2.03%		07/22/2022	115,606
95,000	Omnicom Capital, Inc.	3.63%		05/01/2022	100,238
20,000	ORACLE Corporation	2.50%		04/01/2025	21,535
85,000	PayPal Holdings, Inc.	2.20%		09/26/2022	88,018
105,000	Penske Truck Leasing Company	2.70%	^	11/01/2024	108,156
55,000	PepsiCo, Inc.	0.75%		05/01/2023	55,568
65,000	Prudential Financial, Inc.	3.50%		05/15/2024	72,012
65,000	PSEG Power LLC	3.85%		06/01/2023	70,242
65,000	Republic Services, Inc.	2.50%		08/15/2024	69,181
20,000	Reynolds American, Inc.	4.00%		06/12/2022	21,141
50,000	Schlumberger Holdings Corporation	3.75%	^	05/01/2024	53,890
70,000	Simon Property Group LP	2.00%		09/13/2024	71,830
35,000	Target Corporation	2.90%		01/15/2022	36,412
95,000	Union Pacific Corporation	3.20%		06/08/2021	97,361
20,000	Upjohn, Inc.	1.13%	^	06/22/2022	20,117
75,000	Verizon Communications, Inc. (3 Month LIBOR USD + 1.10%)	1.49%		05/15/2025	75,965
70,000	Waste Management, Inc.	2.95%		06/15/2024	71,701
75,000	Wells Fargo & Company (Secured Overnight Financing Rate + 1.60%)	1.65%		06/02/2024	76,247
60,000	Welltower, Inc.	3.63%		03/15/2024	64,139

Total US Corporate Bonds (Cost $3,009,970)					3,077,617

US Government and Agency Mortgage Backed Obligations - 9.1%
1,498,294	Federal Home Loan Mortgage Corporation, Series 3312-FJ (1 Month LIBOR USD + 0.22%, 0.22% Floor, 7.00% Cap)	0.40%		07/15/2036	1,486,671
1,751,619	Federal Home Loan Mortgage Corporation, Series 3747-FA (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap)	0.68%		10/15/2040	1,757,249
940,125	Federal National Mortgage Association, Series 2013-74-YA	3.00%		05/25/2042	986,864

Total US Government and Agency Mortgage Backed Obligations (Cost $4,159,861)					4,230,784

US Government and Agency Obligations - 16.3%
2,600,000	United States Treasury Notes	2.63%		05/15/2021	2,655,910
2,610,000	United States Treasury Notes	1.50%	‡	09/30/2021	2,653,432
1,040,000	United States Treasury Notes	1.38%	‡	01/31/2022	1,059,886
990,000	United States Treasury Notes	0.13%	‡	05/15/2023	988,646
200,000	United States Treasury Notes	2.25%		12/31/2023	214,352

Total US Government and Agency Obligations (Cost $7,571,114)					7,572,226

Affiliated Mutual Funds - 5.4%
281,035	DoubleLine Floating Rate Fund (Class I)				2,532,123

Total Affiliated Mutual Funds (Cost $2,782,244)					2,532,123

Short Term Investments - 10.6%
1,044,974	First American Government Obligations Fund - Class U	0.11%	♦		1,044,974
1,044,974	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	0.15%	♦		1,044,974
1,044,974	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.05%	♦		1,044,974
1,800,000	United States Treasury Bills	0.00%		11/27/2020	1,798,882

Total Short Term Investments (Cost $4,933,618)					4,933,804

Total Investments - 97.7% (Cost $46,554,263)					45,507,805
Other Assets in Excess of Liabilities - 2.3%					1,056,713

NET ASSETS - 100.0%					$46,564,518

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

#

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2020.

†	Perpetual Maturity

I/O	Interest only security

§

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of June 30, 2020.

♦	Seven-day yield as of June 30, 2020

‡	All or a portion of this security has been pledged as collateral.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	16.3%
Collateralized Loan Obligations	14.1%
Non-Agency Commercial Mortgage Backed Obligations	12.6%
Non-Agency Residential Collateralized Mortgage Obligations	12.2%
Short Term Investments	10.6%
US Government and Agency Mortgage Backed Obligations	9.1%
Foreign Corporate Bonds	7.2%
US Corporate Bonds	6.6%
Affiliated Mutual Funds	5.4%
Asset Backed Obligations	2.5%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.1%
Other Assets and Liabilities	2.3%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	16.3%
Collateralized Loan Obligations	14.1%
Non-Agency Commercial Mortgage Backed Obligations	12.6%
Non-Agency Residential Collateralized Mortgage Obligations	12.2%
Short Term Investments	10.6%
US Government and Agency Mortgage Backed Obligations	9.1%
Affiliated Mutual Funds	5.4%
Banking	2.6%
Asset Backed Obligations	2.5%
Energy	1.7%
Technology	1.6%
Utilities	1.2%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.1%
Transportation	0.8%
Building and Development (including Steel/Metals)	0.8%
Healthcare	0.6%
Automotive	0.6%
Pharmaceuticals	0.6%
Chemical Products	0.5%
Chemicals/Plastics	0.4%
Insurance	0.3%
Environmental Control	0.3%
Real Estate	0.3%
Media	0.2%
Telecommunications	0.2%
Food Products	0.2%
Industrial Equipment	0.2%
Diversified Manufacturing	0.2%
Commercial Services	0.1%
Food Service	0.1%
Aerospace & Defense	0.1%
Finance	0.1%
Retailers (other than Food/Drug)	0.1%
Beverage and Tobacco	0.0%	~
Other Assets and Liabilities	2.3%

	100.0%

~	Represents less than 0.05% of net assets

EXCESS RETURN SWAPS

Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount		Unrealized Appreciation (Depreciation) / Value
Shiller Barclays CAPE® Europe Sector Net ER NoC IndexĦ	BNP Paribas	Long	0.20%	Termination	09/30/2020	10,500,000	EUR	(264,304)
Shiller Barclays CAPE® Europe Sector Net ER NoC IndexĦ	BNP Paribas	Long	0.20%	Termination	01/29/2021	11,500,000	EUR	(867,380)
Shiller Barclays CAPE® Europe Sector Net ER NoC IndexĦ	Barclays Capital, Inc.	Long	0.20%	Termination	07/30/2021	20,000,000	EUR	-
Shiller Barclays CAPE® Europe Sector Net ER NoC IndexĦ	Barclays Capital, Inc.	Long	0.20%	Termination	08/28/2020	500,000	EUR	-

								$(1,131,684)

Ħ

Shiller Barclays CAPE® Europe Sector Net ER NoC Index aims to provide notional long exposure to the top four European equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each European sector is represented by an index of equity securities of companies in the relevant sector. Information on the sector constituents as of June 30, 2020, is available on the Barclays Capital, Inc. website at https://indices.barclays/IM/12/en/indices/details.app;ticker=BXIIESAE.

FORWARD CURRENCY EXCHANGE CONTRACTS

Settlement Date	Counterparty	Currency to be Delivered		Value	Currency to be Received		Value	Unrealized Appreciation (Depreciation)
06/09/2021	Goldman Sachs	300,000	EUR	$339,821	342,698	USD	$342,698	$2,877
06/09/2021	Barclays Capital, Inc.	567,050	USD	567,050	500,000	EUR	566,368	(682)
06/09/2021	Goldman Sachs	48,189,581	USD	48,189,581	42,300,000	EUR	47,914,734	(274,847)

				$49,096,452			$48,823,800	$(272,652)

EUR Euro

USD US	Dollar

A summary of the DoubleLine Shiller Enhanced CAPE®’s investments in affiliated mutual funds for the period ended June 30, 2020 is as follows:

Fund	Value at March 31, 2020	Gross Purchases	Gross Sales	Shares Held at June 30, 2020	Value at June 30, 2020	Change in Unrealized for the Period Ended June 30, 2020	Dividend Income Earned in the Period Ended June 30, 2020	Net Realized Gain (Loss) in the Period Ended June 30, 2020
DoubleLine Floating Rate Fund (Class I)	$2,371,933	$-	$-	281,035	$2,532,123	$160,190	$26,257	$-

	$2,371,933	$-	$-	281,035	$2,532,123	$160,190	$26,257	$-

Notes to Schedule of Investments June 30, 2020 (Unaudited)

1.   Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 19 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, Doubleline Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Colony Real Estate and Income Fund, DoubleLine Emerging Markets Local Currency Bond Fund and DoubleLine Income Fund (each, a “Fund” and, collectively, the “Funds”). For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate annual report. Shares of the DoubleLine Emerging Markets Local Currency Bond Fund are currently only available for purchase by employees and officers of DoubleLine Capital LP (“DoubleLine Capital”) and DoubleLine Alternatives LP (formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”), their affiliates and their family members, and the Advisers and their affiliates.

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and the DoubleLine Income Fund, which are classified as non-diversified Funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations

Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares

DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019

DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019

DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—

DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—

DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019

DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—

DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019

DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019

DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—

DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—

DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—

DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—

DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—

DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—

DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—

DoubleLine Colony Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—

DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—

DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—

2.   Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities

•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer

US bonds and notes of government and government agencies	Standard inputs

Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of June 30, 2020:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund

Investments in Securities

Level 1

Money Market Funds	$1,489,515,991	$120,453,885	$22,191,852	$7,966,062	$138,276,028	$3,541,156

Affiliated Mutual Funds	42,714,545	1,403,304,348	—	8,931,483	48,850,000	—

Common Stocks	—	356,103	568,273	—	222,161	—

Total Level 1	1,532,230,536	1,524,114,336	22,760,125	16,897,545	187,348,189	3,541,156

Level 2

US Government and Agency Mortgage Backed Obligations	22,619,405,053	1,977,245,034	—	5,958,817	425,545,449	—

Non-Agency Residential Collateralized Mortgage Obligations	13,409,517,836	1,114,263,409	—	9,571,657	1,245,096,457	—

US Government and Agency Obligations	4,848,804,319	2,364,451,561	—	—	530,599,317	—

Non-Agency Commercial Mortgage Backed Obligations	3,817,766,809	680,936,278	—	—	1,084,866,829	—

Collateralized Loan Obligations	2,095,869,269	322,122,996	—	—	1,006,851,478	—

Asset Backed Obligations	1,851,920,627	295,409,862	—	—	527,911,385	—

US Corporate Bonds	—	1,668,766,572	—	—	376,427,398	17,571,158

Foreign Corporate Bonds	—	1,108,292,936	708,335,334	—	992,936,934	690,886

Bank Loans	—	405,625,631	—	—	169,442,575	156,609,596

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	113,805,591	120,107,448	—	106,852,917	—

Other Short Term Investments	—	47,171,035	—	3,996,024	—	—

Municipal Bonds	—	11,638,842	—	—	—	—

Total Level 2	48,643,283,913	10,109,729,747	828,442,782	19,526,498	6,466,530,739	174,871,640

Level 3

Non-Agency Residential Collateralized Mortgage Obligations	288,656,189	36,057,255	—	868,413	—	—

Collateralized Loan Obligations	948,717	—	—	66,359	—	—

Non-Agency Commercial Mortgage Backed Obligations	—	2,564,078	—	—	—	—

Foreign Corporate Bonds	—	51,002	82,503	—	—	—

Bank Loans	—	18,726	—	—	—	—

Common Stocks	—	3,870	—	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	289,604,906	38,694,931	82,503	934,772	—	—

Total	$50,465,119,355	$11,672,539,014	$851,285,410	$37,358,815	$6,653,878,928	$178,412,796

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$41,891	$—	$—

Total Level 1	—	—	—	41,891	—	—

Level 2

Excess Return Swaps	—	—	—	49,241	—	—

Total Level 2	—	—	—	49,241	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$—	$91,132	$—	$—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund

Investments in Securities

Level 1

Affiliated Mutual Funds	$199,353,133	$94,462,420	$—	$—	$—	$—

Money Market Funds	338,269,745	40,016,688	3,293,079	6,363,193	6,793,620	49,153,584

Common Stocks	—	17,744	52,844	—	—	—

Total Level 1	537,622,878	134,496,852	3,345,923	6,363,193	6,793,620	49,153,584

Level 2

US Government and Agency Obligations	1,296,966,681	—	—	32,354,763	—	289,405,589

Collateralized Loan Obligations	882,149,921	208,721,249	—	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	855,123,170	246,006,305	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	785,237,112	143,961,193	—	—	—	—

Foreign Corporate Bonds	597,404,122	138,811,618	184,753,091	—	—	—

US Government and Agency Mortgage Backed Obligations	470,065,006	8,872,271	—	68,002,478	—	—

Asset Backed Obligations	438,285,540	52,928,678	—	—	—	—

US Corporate Bonds	359,886,160	77,157,493	—	—	—	—

Bank Loans	273,212,579	55,716,499	—	—	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	37,647,703	19,288,154	35,279,308	—	—	758,585,354

Other Short Term Investments	—	—	—	—	123,413,632	23,665,726

Total Level 2	5,995,977,994	951,463,460	220,032,399	100,357,241	123,413,632	1,071,656,669

Level 3

Non-Agency Commercial Mortgage Backed Obligations	1,675,301	352,836	—	—	—	—

Foreign Corporate Bonds	1,498	1,500	4,494	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	—	21,910,483	—	—	—	—

Collateralized Loan Obligations	—	135,531	—	—	—	—

Bank Loans	—	4,454	—	—	—	—

Common Stocks	—	920	—	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	1,676,799	22,405,724	4,494	—	—	—

Total	$6,535,277,671	$1,108,366,036	$223,382,816	$106,720,434	$130,207,252	$1,120,810,253

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$341,345	$—	$—

Total Level 1	—	—	—	341,345	—	—

Level 2

Excess Return Swaps	117,405,100	—	—	—	1,841,820	—

Total Level 2	117,405,100	—	—	—	1,841,820	—

Level 3	—	—	—	—	—	—

Total	$117,405,100	$—	$—	$341,345	$1,841,820	$—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund

Investments in Securities

Level 1

Money Market Funds	$20,435,389	$968,143	$3,134,922	$1,672,566	$234,404	$4,729,154

Affiliated Mutual Funds	—	—	2,532,123	—	—	—

Total Level 1	20,435,389	968,143	5,667,045	1,672,566	234,404	4,729,154

Level 2

US Corporate Bonds	250,451,877	93,083,945	3,077,617	8,185,156	—	—

Asset Backed Obligations	228,895,724	—	1,176,080	4,522,553	—	8,775,262

Foreign Corporate Bonds	69,202,939	49,372,393	3,352,430	8,163,390	547,526	—

Commercial Paper	—	84,007,176	—	—	—	—

US Government and Agency Mortgage Backed Obligations	—	11,246,706	4,230,784	9,988,681	—	—

US Government and Agency Obligations	—	—	7,572,226	23,003,657	—	12,480,074

Collateralized Loan Obligations	—	—	6,562,200	15,893,014	—	11,567,862

Non-Agency Commercial Mortgage Backed Obligations	—	—	5,892,166	14,198,479	—	19,546,740

Non-Agency Residential Collateralized Mortgage Obligations	—	—	5,662,497	13,685,141	—	24,251,638

Other Short Term Investments	—	—	1,798,882	9,999,081	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	515,878	1,201,047	8,435,278	—

Bank Loans	—	—	—	5,032,256	—	—

Total Level 2	548,550,540	237,710,220	39,840,760	113,872,455	8,982,804	76,621,576

Level 3

Foreign Corporate Bonds	2,696,047	—	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	907,593

Total Level 3	2,696,047	—	—	—	—	907,593

Total	$571,681,976	$238,678,363	$45,507,805	$115,545,021	$9,217,208	$82,258,323

Other Financial Instruments

Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—

Level 2

Forward Currency Exchange Contracts	—	—	(272,652)	—	—	—

Excess Return Swaps	—	—	(1,131,684)	(6,969,395)	—	—

Total Level 2	—	—	(1,404,336)	(6,969,395)	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$(1,404,336)	$(6,969,395)	$—	$—

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Multi-Asset Growth Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2020 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$896,350	$-	$(25,964)	$(1,973)	$-	$-	$-	$-	$868,413	$(25,964)
Collateralized Loan Obligations	72,621	-	(6,262)	-	-	-	-	-	66,359	(6,262)

Total	$968,971	$-	$(32,226)	$(1,973)	$-	$-	$-	$-	$934,772	$(32,226)

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Multi-Asset Growth Fund	Fair Value as of 6/30/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$868,413	Market Comparables	Market Quotes	$95.43 ($95.43)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$66,359	Market Comparables	Market Quotes	$6.64 ($6.64)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2020 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Backed Obgligations	$20,518,003	$(25,254)	$1,391,945	$25,411	$378	$-	$-	$-	$21,910,483	$1,386,983
Non-Agency Commercial Mortgage Backed Obgligations	444,116	-	(91,280)	-	-	-	-	-	352,836	(91,280)
Collateralized Loan Obligations	180,404	-	(49,638)	471	4,294	-	-	-	135,531	(48,535)
Foreign Corporate Bonds	1,500	-	-	-	-	-	-	-	1,500	-
Bank Loans	-	-	1,730	29	2,695	-	-	-	4,454	-
Common Stocks	-	-	-	-	920	-	-	-	920	-

Total	$21,144,023	$(25,254)	$1,252,757	$25,911	$8,287	$-	$-	$-	$22,405,724	$1,247,168

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Backed Obgligations	$21,910,483	Market Comparables	Market Quotes	$86.32 - $95.43 ($91.64)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obgligations	$352,836	Market Comparables	Yields	15.00% (15.00%)	Increase in yields would have resulted in the decrease in the fair vale of the security
Collateralized Loan Obligations	$135,531	Market Comparables	Market Quotes	$53.30 ($53.30)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$4,454	Enterprise Value	Recovery Value	$100.00 ($100.00)	Significant changes in the recovery value would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$1,500	Enterprise Values	EBITDA multiples	5x - 6.5x (5.75x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security.
Common Stocks	$920	Enterprise Value	Recovery Value	$0.16 ($0.16)	Significant changes in the recovery value would have resulted in direct and proportional changes in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Infrastructure Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2020 [3]
Investments in Securities
Foreign Corporate Bonds	$9,904,084	$674,978	$(22,670)	$(537)	$-	$(7,859,808)	$-	$-	$2,696,047	$179,528

Total	$9,904,084	$674,978	$(22,670)	$(537)	$-	$(7,859,808)	$-	$-	$2,696,047	$179,528

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Infrastructure Income Fund	Fair Value as of 6/30/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Foreign Corporate Bonds	$2,696,047	Market Comparables	Market Quotes	$110.88 ($110.88)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2020 [3]
Investments in Securities
Non-Agency Commercial Mortgage Backed Obligations	$1,074,676	$-	$(170,041)	$2,958	$-	$-	$-	$-	$907,593	(170,041)

Total	$1,074,676	$-	$(170,041)	$2,958	$-	$-	$-	$-	$907,593	$(170,041)

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Income Fund	Fair Value as of 6/30/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Commercial Mortgage Backed Obligations	$907,593	Market Comparables	Yields	14.00% (14.00%)	Increase in the yields would have resulted in the decrease in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.